Note 23 - Interest-bearing Loans and Borrowing (Details Textual) - BRL (R$) R$ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Statement Line Items [Line Items]
Total borrowings		R$ 37,145.6	R$ 28,652.4
Repayments of borrowings		R$ 2,042.9	R$ 2,352.7	R$ 2,499.0
Promissory notes and bank credit notes (CCB) [member]
Statement Line Items [Line Items]
Total borrowings					R$ 3,307.0
Repayments of borrowings	R$ 1,756.0